IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
IMPAIRMENT OF LONG-LIVED ASSETS
Schedule of impairment positoins, by operating segment

	12/31/2020			12/31/2019
	Generation	Administration	Total	Generation	Administration	Total
Fixed Assets	7,565,468	—	7,565,468	7,356,417	—	7,356,417
Intangible Assets	872	316,288	317,160	6,439	316,288	322,727
Total	7,566,340	316,288	7,882,628	7,362,856	316,288	7,679,144

Schedule of movement of provisions for impairment

Cash-generating Unit	12/31/2019	Additions	Reversals	Write-offs	12/31/2020
Angra 3	4,508,764	—	—	—	4,508,764
Candiota Fase C	184,629	611,416	—	—	796,045
TPP Santa Cruz	618,569	—	(215,800)	—	402,769
Candiota Fase B	342,114	—	(21,094)	—	321,020
HPP Batalha	376,680	—	(78,622)	—	298,058
Casa Nova I	345,893	—	(53,130)	—	292,763
Livramento	117,866	8,428	—	—	126,294
Complexo Eólico Pindaí I	—	99,263	—	—	99,263
HPP Samuel	87,603	11,201	—	—	98,804
TPP Coaracy Nunes	71,007	—	—	—	71,007
TPP Camaçari	224,032	—	—	(224,032)	—
TPP Mauá Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	46,258
TPP Mauá Bloco 1	41,040	—	—	—	41,040
HPP Passo São João	34,750	—	—	—	34,750
Casa Nova II	16,492	32,662	—	—	49,154
SHP Santo Cristo	14,148	—	—	(14,148)	—
Casa Nova III	—	25,730	—	—	25,730
Others	283,639	21,610	—	—	305,249
Total	7,362,856	810,310	(368,646)	(238,180)	7,566,340

Cash-generating Unit	31/12/2018	Additions	Reversals	Write-offs	12/31/2019
Angra 3	4,046,642	462,122	—	—	4,508,764
TPP Santa Cruz	731,988	—	(113,419)	—	618,569
HPP Batalha	377,005	—	(325)	—	376,680
Casa Nova I	345,893	—	—	—	345,893
Candiota Fase B	388,006	—	(45,892)	—	342,114
TPP Camaçari	247,263	—	(23,231)	—	224,032
Candiota Fase C	68,706	115,923	—	—	184,629
Livramento	326,698	6,508	(215,340)	—	117,866
HPP Samuel	306,866	—	(219,263)	—	87,603
HPP Simplício	198,940	—	(198,940)	—	—
Others	626,364	22,528	(87,802)	(4,384)	556,706
Total	7,664,371	607,081	(904,212)	(4,384)	7,362,856

				Assets held for
Cash-generating Unit	31/12/2017	Additions	Reversals	sale	12/31/2018
Angra 3	9,900,353	652,576	(6,506,287)	—	4,046,642
HPP Samuel	308,846	—	(1,980)	—	306,866
HPP Batalha	385,269	—	(8,264)	—	377,005
Candiota Fase B	388,006	—	—	—	388,006
Candiota Fase C	362,631	—	(293,925)	—	68,706
Casa Nova I	387,396	—	(41,503)	—	345,893
TPP Santa Cruz	693,560	38,428	—	—	731,988
HPP Simplício	279,515	—	(80,575)	—	198,940
TPP Camaçari	247,263	—	—	—	247,263
Eólica Chuí IX	27,159	—	—	(27,159)	—
Eólica Hermenegildo III	76,623	—	—	(76,623)	—
Eólica Hermenegildo II	97,580	—	—	(97,580)	—
Eólica Hermenegildo I	92,749	—	—	(92,749)	—
Livramento	129,869	215,340	(18,511)	—	326,698
Other	956,445	13,695	(343,776)	—	626,364
Total	14,333,264	920,039	(7,294,821)	(294,111)	7,664,371

Intangible assets - Administration	31/12/2018	Additions	12/31/2019
Goodwil (Livramento)	—	233,989	233,989
CGU LT Salto Santiago - Ivaiporã - Cascavel	—	33,855	33,855
Others	48,444	—	48,444
Total	48,444	267,844	316,288

Intangible - Administration	12/31/2017	Additions	12/31/2018
Goodwill (Livramento)	215,340	(215,340)	—
Other	48,913	(469)	48,444
Total	264,253	(215,809)	48,444